Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share (Parentheticals) [Line Items]
Basic and diluted weighted average shares outstanding	4,705,551	14,375,000	4,953,486	14,375,000	14,375,000	6,577,869
Basic and diluted net income (loss) per ordinary share	$ (0.04)	$ 0.34	$ 0.42	$ 0.36	$ 0.34	$ (0.75)
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share (Parentheticals) [Line Items]
Basic and diluted weighted average shares outstanding	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750
Basic and diluted net income (loss) per ordinary share	$ (0.04)	$ 0.34	$ 0.42	$ 0.36	$ 0.34	$ (0.75)